INVESTMENTS IN ASSOCIATES - Summary of Associates Financial Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates [line items]
Net earnings (loss)	$ 58.8	$ (398.0)
Other comprehensive income (loss)	37.2	14.1
Comprehensive income (loss)	96.0	(383.9)
INV Metals
Disclosure of associates [line items]
Net earnings (loss)	(4.7)	(2.8)
Other comprehensive income (loss)	0.5	1.2
Comprehensive income (loss)	$ (4.2)	$ (1.6)